ORIX Corporation Shareholders' Equity (Information about Dividend Payments and Applicable Dividends) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
O 2023 H1 Dividends
Dividends Payable [Line Items]
Resolution		The board of directors on May 17, 2023
Type of shares		Common stock
Total dividends paid		¥ 50,209
Dividend per share		¥ 42.8
Date of record for dividend		Mar. 31, 2023
Effective date for dividend		Jun. 05, 2023
Dividend resource		Retained earnings
O 2024 H1 Dividends
Dividends Payable [Line Items]
Resolution	The board of directors on May 16, 2024
Type of shares	Common stock
Total dividends paid	¥ 64,405
Dividend per share	¥ 55.8
Date of record for dividend	Mar. 31, 2024
Effective date for dividend	Jun. 04, 2024
Dividend resource	Retained earnings
Effective Date | O 2023 H1 Dividends
Dividends Payable [Line Items]
Resolution		The board of directors on November 1, 2023
Type of shares		Common stock
Total dividends paid		¥ 49,691
Dividend per share		¥ 42.8
Date of record for dividend		Sep. 30, 2023
Effective date for dividend		Dec. 07, 2023
Dividend resource		Retained earnings
Effective Date | O 2024 H1 Dividends
Dividends Payable [Line Items]
Resolution	The board of directors on November 8, 2024
Type of shares	Common stock
Total dividends paid	¥ 71,185
Dividend per share	¥ 62.17
Date of record for dividend	Sep. 30, 2024
Effective date for dividend	Dec. 09, 2024
Dividend resource	Retained earnings